INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS.
INVESTMENTS

12)  INVESTMENTS

a)  Accounting policy

The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies, in addition to business combinations.

a.1) Subsidiary

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.

There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company’s voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.

a.2) Joint control

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.e).

a.3) Subsidiary and joint control

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees’ equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.

a.4) Business combination

Pursuant to IFRS 3 (R) - Business Combinations, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree’s former controlling shareholders and any interests issued in exchange for control of the acquiree.

In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.

b)  Information on investees

Below, we present summarized information on the jointly controlled subsidiaries of the Company:

Balance sheets

31.12.22
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	242,652	305	242,347	—	912
AIX	50.00%	51,733	32,548	19,185	65,681	178
ACT	50.00%	44	3	41	104	3
VIVAE	50.00%	18,842	1,694	17,148	—	(2,852)
FiBrasil	25.01%	1,881,965	1,195,384	686,581	176,660	(94,384)

31.12.21
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	274,362	410	273,952	—	6,369
AIX	50.00%	46,586	27,872	18,714	55,872	1,387
ACT	50.00%	46	8	38	104	10
FiBrasil	25.01%	1,544,367	870,389	673,978	55,385	(34,253)

c)  Changes in investments

		Other	Total
	Joint control	investments	investments
Balance on 12.31.20	143,655	778	144,433
Equity (Statements of Income - AIX, ACT, Aliança and FiBrasil)	(4,233)	—	(4,233)
Equity - Remeasurement of equity interest (FiBrasil - Note 2.d)	80,400	—	80,400
Equity - Fair value of the remeasurement of equity interest (FiBrasil - Note 2.d)	41,095	—	41,095
Capital contribution - property, plant and equipment and intangible assets (FiBrasil - Notes 13 and 14)	229,961	—	229,961
Write-off due to sale of investments (FiBrasil - Note 2.d)	(134,144)	—	(134,144)
Equity transactions (FiBrasil)	2,182	—	2,182
Result of subsidiary FiBrasil before disposal	(1,789)	—	(1,789)
Other comprehensive income (Aliança and other investments)	(1,186)	(429)	(1,615)
Balance on 12.31.21	355,941	349	356,290
Equity (Statements of Income - AIX, ACT, Aliança, FiBrasil and VivaE)	(23,742)	—	(23,742)
Capital contribution - cash and cash equivalents (Garliava, Vivo Money and Vivo Ventures)	33,750	—	33,750
Investments by the subsidiary Vivo Ventures (note 2.d)	—	—	15,958
Equity transactions (FiBrasil)	2,409	—	2,409
Other comprehensive income (Aliança and other investments)	(16,258)	(212)	(16,470)
Balance on 12.31.22	352,100	137	368,195